Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Trade And Other Receivables [Abstract]
Trade receivables		$ 27,541	$ 30,721
Other receivables		8,543	9,036
Amounts due from joint ventures and associates		992	868
Prepayments and deferred charges		5,355	3,940
Total	[1]	42,431	44,565
Other receivables		4,823	5,525
Amounts due from joint ventures and associates		1,183	1,327
Prepayments and deferred charges		1,820	1,623
Total	[1]	$ 7,826	$ 8,475

[1]	With effect from 2018, current and non-current derivative assets and liabilities are no longer presented as part of Trade and other receivables and Trade and other payables, but separately disclosed on the Consolidated Balance Sheet to provide more insight. Comparatives were revised to align with the current year presentation.